ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2215 ReidA@ING-AFS.com
May 2, 2003	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

ReliaStar Life Insurance Company
SelectHLife Variable Account
Post-Effective Amendment No. 16 to Registration Statement on Form N-6
Prospectus Title: SelectHLife II
File Nos. 33-57244 and 811-04208
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of ReliaStar Life Insurance Company and its SelectHLife Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 17, 2003.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation